Consolidated Balance Sheets $ in Thousands, $ in Thousands		Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 TWD ($)
Current assets:
Cash and cash equivalents		$ 117,748	$ 3,591		$ 202,465
Restricted cash		82,000	2,501		92,115
Accounts receivable, net		6,557	200		5,521
Inventories, net		15,961	487		47,751
Prepayments and other current assets		18,914	576		6,997
Total current assets		241,180	7,355		354,849
Non-current assets:
Long-term investment
Property and equipment, net		43,279	1,320		47,970
Right-of-use assets		25,664	783		7,943
Deferred tax assets, net		698	21
Other non-current assets		4,343	132		7,007
Deferred offering costs					31,154
Total non-current assets		73,984	2,256		94,074
TOTAL ASSETS		315,164	9,611		448,923
Current liabilities:
Short-term bank borrowings		90,000	2,745		90,000
Accounts payable		16			127
Other payables		109,227	3,331		16,893
Lease liabilities, current		12,190	372		7,943
Long-term bank borrowings, current		13,118	400		7,316
Other current liabilities		650	20		545
Total current liabilities		225,201	6,868		122,824
Non-current liabilities:
Long-term bank borrowings, non-current		30,757	938		43,157
Deferred tax liabilities					73
Lease liabilities, non-current		13,474	411
Total non-current liabilities		44,231	1,349		43,230
TOTAL LIABILITIES		269,432	8,217		166,054
Commitments and contingencies (Note 15)
SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 per value, 500,000,000 shares authorized, 30,227,813 and 37,428,354 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	[1]	123	4		99
Additional paid-in capital		175,802	5,361		260,133
Statutory reserve		11,077	338		11,077
Accumulated deficit		(167,412)	(5,106)		(46,798)
Accumulated other comprehensive loss		(884)	(27)
Total equity attributable to shareholders of Taiwan Color Optics Inc.		18,706	570		224,511
Non-controlling interests		27,026	824	[1]	58,358	[1]
TOTAL SHAREHOLDERS’ EQUITY		45,732	1,394		282,869
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 315,164	$ 9,611		$ 448,923

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)